Transactions with Related Parties	12 Months Ended
Dec. 31, 2012
Transactions with Related Parties [Abstract]
Transactions with Related Parties

3.            Transactions with Related Parties:

Transactions and balances with related parties are analyzed as follows:

Balance Sheet
	2011	2012
Assets
OOCAPE1 Holdings LLC (g)	$-	$147
Total Assets	$-	$147

Liabilities
Interchart Shipping Inc. (a)	$260	$100
Management and Directors Fees (b)	141	121
Combine Marine Inc. (c)	27	-
Oceanbulk Maritime S.A. (e)	8	-
Maiden Voyage LLC (f)	-	41
Total Liabilities	$436	$262

Statements of Operations
	2010	2011	2012
Commission on sale of vessel-Oceanbulk (e)	$660	$-	$91
Voyage expenses-Interchart (a)	1.540	1.237	1.134
Executive directors consultancy fees (b)	874	3.505	453
Non-executive directors compensation (b)	206	151	124
Office rent – Combine Marine Inc (c)	-	48	-
Office rent - Combine Marine Ltd. (d)	-	-	40
Office setup expenses - Oceanbulk (e)	-	148	-
Management fee income - Maiden Voyage LLC (f)	-	-	128
Management fee income - OOCAPE1 Holdings LLC (g)	-	-	76

(a)        Interchart Shipping Inc. or Interchart: Interchart, a company that was affiliated to Oceanbulk Maritime S.A. (see (e) below), acts as a chartering broker of all the Company's vessels. As of December 31, 2011 and 2012, the Company had an outstanding liability of $260 and $100, respectively, to Interchart. During the years ended December 31, 2010, 2011 and 2012, the brokerage commission on charter revenue charged by Interchart amounted to $1,540, $1,237 and $1,134, respectively and is included in "Voyage expenses" in the accompanying consolidated statements of operations.

(b)       Management and Directors Fees: On October 3, 2007, Star Bulk entered into separate consulting agreements with companies owned and controlled by the Company's former Chief Executive Officer and the former Chief Financial Officer, for the services provided by the former Chief Executive Officer and the former Chief Financial Officer, respectively. Each of these agreements had a term of three years unless terminated earlier in accordance with the terms of such agreements. During 2010 these agreements were automatically renewed for the successive year. Under the consulting agreements, each company controlled by the former Chief Executive Officer and the former Chief Financial Officer received an annual consulting fee of €370,000 (approx. $488) and €250,000 (approx. $330) respectively. During the year ended December 31, 2010, the consultancy fees under the specific consulting agreements amounted to $874. For the year ended December 31, 2011 the consulting fees amounting to $337 represent the respective expense up to the date of the termination of the consulting agreements as disclosed below.

On February 7, 2011, Mr. Spyros Capralos was appointed as the Company's President and Chief Executive Officer, to succeed Mr. Akis Tsirigakis who resigned from those positions on that date, and resigned from the Company's board of directors on March 31, 2012. Pursuant to the terms of his employment and consultancy agreements, the former Chief Executive Officer was awarded a severance payment that amounted to $2,347.

Effective February 7, 2011, the Company entered into a consulting agreement with a company owned and controlled by the Company's new Chief Executive Officer. This agreement has a term of three years unless terminated earlier in accordance with its terms. Under this agreement the Company will pay the new Chief Executive Officer a base fee at an annual rate of not less €160,000 (approx. $211), additionally, the Chief Executive Officer is entitled to receive an annual discretionary bonus, as determined by the Company's board of directors in its sole discretion and a minimum guaranteed incentive award of 28,000 shares of stock. These shares vest in three equal installments, the first installment of 9,333 shares vested on February 7, 2012, the second installment of 9,333 shares vests on February 7, 2013 and the last installment of 9,333 shares vests on February 7, 2014. On April 20, 2012 the Company issued the first installment of 9,333 shares and plans to issue the remaining two installments of 9,333 shares to Mr. Spyros Capralos in April 2013 and February 2014. During the years ended December 31, 2010, 2011 and 2012 the consultancy fees under the specific consulting agreement with the Company’s Chief Executive Officer amounted to $0, $225 and $230, respectively.

On May 2, 2011, the Company entered into a consulting agreement with a company owned and controlled by the Company's new Chief Financial Officer. This agreement has a term of three years unless terminated earlier in accordance with its terms. Under this agreement the Company will pay the new Chief Financial Officer a base fee at an annual rate of not less €56,000 (approx. $74). During the years ended December 31, 2010, 2011 and 2012 the consultancy fees under the specific consulting agreement with the new Chief Financial Officer amounted to $0, $52 and $72, respectively.

Additionally, the current Chief Financial Officer is entitled to receive an annual discretionary bonus, as determined by the Company's board of directors in its sole discretion.

On May 12, 2011, the Company entered into a release agreement with a company owned by the former Chief Financial Officer. Pursuant to the terms of this agreement, Mr. Syllantavos resigned as the Company's Chief Financial Officer and from the Company's board of directors on August 31, 2011 and received a severance payment amounted to $463.

Additionally, pursuant to the agreement, the Companyissued an aggregate of 21,867 common shares to the former Chief Financial Officer. The respective stock based compensation was fully amortized at the date of his resignation on August 31, 2011. The fair value of each share was $34.5 which is equal to the market value of the Company's common stock on the grant date (Note 12).

On July 1, 2011, the Company entered into a consulting agreement with a company owned and controlled by the Company's new Chief Operating Officer. This agreement has an indefinite term and each party may terminate the agreement giving one month's notice. Under this agreement the Company will pay the new Chief Operating Officer a base fee at an annual rate of not less €117,519 (approx. $155). During the years ended December 31, 2010, 2011 and 2012 the consultancy fees under the specific consulting agreement with the new Chief Operating Officer amounted to $0, $81 and $151, respectively.

The related expenses for the Company's executive officers for the years ended December 31, 2010, 2011 and 2012 were $874, $3,505 and $453, respectively and are included under "General and administrative expenses" in the accompanying consolidated statements of operations.

As of December 31, 2011 and 2012, Star Bulk had an outstanding payable balance of $141 and $121, respectively with its Management and Directors, representing unpaid fees for their participation in the Board of Directors of the Company and the other special committees of the board of directors. The related expenses for the years ended December 31, 2010, 2011 and 2012 were $206, $151 and $124, respectively and are included under "General and administrative expenses" in the accompanying consolidated statements of operations.

(c)          Combine Marine Inc. or ("Combine"): On July 4, 2011, Starbulk S.A., entered into a 12-year lease agreement for office space with Combine, a company that was controlled by one of the Company’s directors, Mrs. Milena – Maria Pappas and by Mr. Alexandros Pappas, children of the Company’s Chairman Mr. Petros Pappas. The lease agreement provided for a monthly rent payment of €5,000 (approx. $6.6). On January 1, 2012 this agreement was mutually terminated without the Company paying any compensation. The related expense for the rent for the year ended December 31, 2011 was $48 and is included under “General and administrative expenses” in the accompanying consolidated statements of operations. As of December 31, 2011, the Company had an outstanding liability of $27 to Combine.

(d)       Combine Marine Ltd., or Combine Ltd.: On January 1, 2012 Starbulk S.A, entered into a one year lease agreement for office space with Combine Ltd., a company controlled by one of the Company’s directors, Mrs. Milena – Maria Pappas and by Mr. Alexandros Pappas, children of the Company’s Chairman Mr. Petros Pappas. The lease agreement provides for a monthly rental of €2,500 (approximately $3.3).On January 1, 2013, the agreement was silently renewed and unless terminated by either partry, it will expire in eleven years. The related expense for the rent for the year ended December 31, 2012 was $40 and is included under “General and administrative expenses” in the accompanying consolidated statements ofoperations. As of December 31, 2012, the Company had no outstanding payable balance with Combine Marine Ltd.

(e)       Oceanbulk Maritime, S.A., or Oceanbulk: Oceanbulk Maritime S.A, is a ship management company and is controlled by one of the Company’s directors Mrs. Milena-Maria Pappas.The Company paid to Oceanbulk a brokerage commission amounting to $660 regarding the sale of vessel Star Beta during the year ended December 31, 2010 (Note 5).

As of December 31, 2011, the Company had an outstanding liability to Oceanbulk Maritime S.A. of $8 incidental to office set up expenses for new offices that Oceanbulk Maritime S.A. paid on behalf of the Company. The related expenses amounting to $148 for the year ended December 31, 2011 are included under "General and administrative expenses" in the accompanying consolidated statements of operations.

During the year ended December 31, 2012 the Company paid to Oceanbulk a brokerage commission amounting to $91 regarding the sale of vessel Star Ypsilon (Note 5). As of December 31, 2012 the Company had no outstanding liability with Oceanbulk.

(f)         Maiden Voyage LLC: Maiden Voyage LLC is owned and controlled by Oceanbulk Carriers LLC, a company minority owned by one of the Company’s directors, Mrs. Milena – Maria Pappas. On September 27, 2012, Star Bulk S.A. entered into an agreement with Maiden Voyage LLC, a Marshall Islands company, for the commercial and technical management of the vessel Maiden Voyage, a 2012 built Supramax dry bulk carrier. Pursuant to the terms of this management agreement, Star Bulk S.A. receives a fixed management fee of $0.75 per day beginning on September 28, 2012 and until the agreement’s termination by either party giving to the other notice in writing. In this event the agreement shall terminate upon the expiration of a period of two months from the date of notice was given. This vessel is managed under the same strategy as the other vessels in the Company’s fleet. The related income for the year ended December 31, 2012, including reimbursement of predelivey expenses incurred by the Company, was $128 and is included under “Management fee income” in the accompanyingconsolidated statements of operations. As of December 31, 2012 the Company had an outstanding payable balance of $41 with Maiden Voyage LLC.

(g)       OOCAPE1 Holdings LLC: OOCAPE1 Holdings LLC is owned and controlled by Oceanbulk Carriers LLC, a company minority owned by one of the Company’s directors Mrs. Milena – Maria Pappas. On October 18, 2012, Star Bulk S.A. entered into an agreement with OOCAPE1 Holdings LLC, a Marshall Islands company, for the commercial and technical management of the vessel Obelix, a 2011 built Capesize dry bulk carrier. Pursuant to the terms of this management agreement, Star Bulk S.A receives a fixed management fee of $0.75 per day beginning on October 19, 2012 and until the agreement’s termination by either party giving to the other notice in writing. In this event the agreement shall terminate upon the expiration of a period of two months from the date of notice was given. This vessel is managed under the same strategy as the other vessels in the Company’s fleet. The related income for the year ended December 31, 2012, including reimbursement of predelivey expenses incurred by the Company, was $76 and is included under “Management fee income” in the accompanying consolidated statements of operations. As of December 31, 2012 the Company had an outstanding receivable balance of $147 with OOCAPE1 Holdings LLC.